Investments (Investment in Leverage Leases) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Investment in leveraged leases
Rental receivables, net	$ 1,238	$ 1,320
Estimated residual values	755	827
Subtotal	1,993	2,147
Unearned income	(615)	(686)
Investment in leases, net of non-recourse debt	1,378	1,461
Rental receivables, net	376	406
Estimated residual values	57	57
Subtotal	433	463
Unearned income	(159)	(178)
Investment in leases, net of non-recourse debt	$ 274	$ 285